Victory Integrity Small-Cap Value Fund Expense Example - Victory Integrity Small-Cap Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 712
Expense Example, with Redemption, 3 Years	1,001
Expense Example, with Redemption, 5 Years	1,312
Expense Example, with Redemption, 10 Years	2,190
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	338
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,387
Expense Example, with Redemption, 10 Years	2,677
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,278
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	$ 1,294